Cash and Cash Equivalents - Additional Information (Detail) - Top of Range [Member]	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Time deposits maturity description	three months
Other fixed-income instruments maturity description	90 days